Accrued Liabilities (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Accrued Liabilities

Note 10:  Accrued Liabilities

Accrued liabilities consist of $100,000 accrued liability from the VAR agreement for the transfer of manufacturing and servicing rights under an FDA (510k) clearance (see Note 12 below for additional information); of $67,800 accrued salaries and of $4,975 credit card payable.

On January 2, 2013, the Company entered into a Valued Added Reseller (VAR) agreement with Amest Corporation located in Rancho Santa Margarita, California. Amest Corporation is engaged in the manufacturing and servicing of medical equipment under a US FDA 510K clearance, with registration number K030275.  As agreed, Amest Corporation would transfer the manufacturing and servicing rights under the FDA clearance to the Company.  The Company is currently in the process of that transfer.  In exchange, the Company will pay cash or issue a $100,000 promissory note to Amest Corporation. The VAR agreement shall expire in one year and is automatically renewed for additional one year, and can be cancelled by either party with a 30 days notification. The Company will also purchase products from Amest Corporation and will re-label, re-sell or distribute such products with the Company’s name. Amest is currently the sole supplier to the Company, and the Company effectively, has the exclusive right to purchase these products from Amest as the Company has the US patent related to these products.